INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Federal net income loss percentage	Under current federal income tax law, federal NOLs incurred in tax years beginning after December 31, 2017 may be carried forward indefinitely, but the deductibility of such federal NOLs is limited to 80% of Federal Taxable Income, and current state net operating losses not utilized begin to expire this year.
Unrecognized tax benefits	$ 877,000	$ 877,000	$ 877,000
Unrecognized tax benefits would affect the effective tax rate	900,000	900,000
Income tax examination penalties and interest expense	300,000	300,000
Income tax examination penalties and interest accrued	$ 3,400,000	$ 3,100,000
Income tax examination, description	The Tax Cuts and Jobs Act (the “TCJA”) was enacted on December 22, 2017 and became effective for tax years beginning after December 31, 2017. The TCJA had significant changes to U.S. tax law, lowering U.S. corporate income tax rates, implementing a territorial tax system, imposing a one-time transition tax on deemed repatriated earnings of foreign subsidiaries and modified the taxation of other income and expense items.
Us corporate tax percentage	21.00%	21.00%
Deferred tax assets	$ 22,768,303
Valuation allowance	22,768,303
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	81,000,000.0
Reduction in operating loss carryforwards	153,800,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	48,300,000
Reduction in operating loss carryforwards	$ 60,600,000